FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 11 – FAIR VALUE MEASUREMENT

The fair value of the Convertible Loans, SAFEs, and Commitment to Shareholder may change significantly as additional data is obtained, impacting the Company’s assumptions used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2023 and 2022. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category:

	Convertible Loans	SAFE Liability
Balance as of January 1, 2022	$-	$26,577
Issuance consideration	7,435	2,350
Changes in fair value	1,674	(2,645)
Balance as of December 31, 2022	$9,109	$26,282
Issuance consideration	495	-
Repayment of principal and accrued interest	(1,384)	-
Changes in fair value	2,158	(10,223)
Balance as of December 31, 2023	$10,378	$16,059

Refer to Note 17 for information related to the commitment to shareholder that was settled during the year ended December 31, 2023.

Significant Inputs

A summary of significant inputs (Level 3 inputs) used in measuring the Convertible Loans, the SAFEs and the contingent forward to issue Redeemable Crossover Preferred shares as of December 31, 2023 is as follows:

	de-SPAC	Staying
	Transactions	Private
	Valuation	Valuations
Key assumptions:	35%	65%

Probability weighting
Time to liquidity (in years)	0.22	0.37
Expected volatility	80%	80%
Risk-free interest rate	5.37%	5.37%
Expected dividend yield	-	-
Equity value (in thousands)	$300,000	$50,640

A summary of significant inputs (Level 3 inputs) used in measuring the Convertible Loans and SAFEs as of December 31, 2022, is as follows:

	Equity	Liquidity
	Financing	Event
	Scenario	Scenario
Key assumptions:

Probability weighting	80%	20%
Time to liquidity (in years)	1.25	0.25
Expected volatility	60%	60%
Risk-free interest rate	5%	4%
Expected dividend yield	0%	0%
Equity value (in thousands)	$151,303	$151,303

Contingent Forwards Redeemable Crossover Preferred Shares

The contingent forward contract to issue 1,850,147 redeemable crossover preferred shares, incentive shares, and the redeemable crossover preferred shares – put option, was revalued from $13,000 to $39,082 as of December 31, 2023.

The fair value of the contingent forward was determined using level 3 fair value measurement inputs. A summary of the allocation of fair value to the individual components is presented below. The corresponding loss of $26,082 was recorded within change in fair value of financial instruments on the consolidated statements of comprehensive loss. Upon issuance, the shares were classified as mezzanine equity within the Company’s consolidated balance sheet and are not subject to remeasurement.

	SPAC	Staying	Weighted
	Transaction	Private	Average
	Scenario	Scenario	Value
Probability	35%	65%

Incentive shares	$21,597	$-	$7,559
Redeemable crossover preferred shares	15,675	28,574	24,059
Redeemable crossover preferred - put option	21,326	-	7,464
Fair value of redeemable crossover preferred shares	$58,598	$28,574	$39,082

Warrants

During the year ended December 31, 2023, the Company issued equity-classified warrants in connection with their Bridge Loans. Upon issuance, the warrants were measured at the amount allocated to them based on relative fair value, which was determined utilizing the Black-Scholes model (“BSM”). For additional information, refer to Note 10.

A summary of significant inputs (Level 3 inputs) used in measuring the non-recurring warrants during the year ended December 31, 2023, is as follows:

December 31, 2023
Exercise price	NIS 0.01
Expected term (in years)	3.0 - 4.0
Current price of the underlying share	$2.80
Expected volatility of the underlying share	59.45% - 73.16%
Expected dividend yield on the underlying share	0.0%
Risk-free interest rate	4.12% - 4.04%